Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 1,492,014	$ 1,210,139	$ 1,077,662
Vessel and rigs/drillship operating expenses	609,765	649,722	373,122
Depreciation and amortization	357,372	335,458	274,281
(Gain)/loss on sale of assets	0	1,179	3,357
Impairment charge	43,490	0	144,688
General and administrative expenses	184,722	145,935	123,247
Gain/(loss) on interest rate swaps	8,373	(54,073)	(68,943)
Gain/ (loss) on FFA's	0	0	0
Income taxes	(44,591)	(43,957)	(27,428)
Net income/(loss)	(198,028)	(288,593)	(47,286)
Net income/(loss) attributable to Dryships Inc.	(223,093)	(246,778)	(70,128)
Interest and finance cost	(332,129)	(210,128)	(146,173)
Interest income	12,498	4,203	16,575
Change in fair value of derivatives (gain)/loss	(88,859)	(54,506)	(38,155)
Total assets	10,123,692	8,878,491	8,621,689
Drybulk Segment
Revenues	191,024	227,141	365,361
Vessel and rigs/drillship operating expenses	78,594	69,640	81,947
Depreciation and amortization	96,624	94,716	103,436
(Gain)/loss on sale of assets	0	1,046	2,603
Impairment charge	43,490	0	144,688
General and administrative expenses	44,819	52,576	70,974
Gain/(loss) on interest rate swaps	(1,226)	(13,229)	(35,488)
Gain/ (loss) on FFA's	(31,362)	(13,934)	(4,724)
Income taxes	0	0	0
Net income/(loss)	(265,399)	(115,423)	(144,314)
Net income/(loss) attributable to Dryships Inc.	(265,399)	(115,423)	(144,314)
Interest and finance cost	(102,656)	(95,545)	(90,447)
Interest income	2,900	3,645	6,733
Change in fair value of derivatives (gain)/loss	(42,125)	(41,801)	(23,041)
Total assets	1,777,176	2,020,180	2,124,848
Drilling Segment
Revenues	1,180,250	941,903	699,649
Vessel and rigs/drillship operating expenses	504,957	563,583	281,833
Depreciation and amortization	236,689	225,650	164,632
(Gain)/loss on sale of assets	0	133	754
Impairment charge	0	0	0
General and administrative expenses	126,868	83,647	46,718
Gain/(loss) on interest rate swaps	8,616	(36,974)	(33,455)
Gain/ (loss) on FFA's	0	0	0
Income taxes	(44,591)	(43,957)	(27,428)
Net income/(loss)	64,287	(129,396)	97,463
Net income/(loss) attributable to Dryships Inc.	39,222	(87,581)	74,621
Interest and finance cost	(218,384)	(112,316)	(59,487)
Interest income	9,595	553	9,810
Change in fair value of derivatives (gain)/loss	(44,383)	(16,063)	(15,114)
Total assets	7,674,674	6,278,860	6,066,646
Tanker Segment
Revenues	120,740	41,095	12,652
Vessel and rigs/drillship operating expenses	26,214	16,499	9,342
Depreciation and amortization	24,059	15,092	6,213
(Gain)/loss on sale of assets	0	0	0
Impairment charge	0	0	0
General and administrative expenses	13,035	9,712	5,555
Gain/(loss) on interest rate swaps	983	(3,870)	0
Gain/ (loss) on FFA's	31,362	13,934	4,724
Income taxes	0	0	0
Net income/(loss)	3,084	(43,774)	(435)
Net income/(loss) attributable to Dryships Inc.	3,084	(43,774)	(435)
Interest and finance cost	(11,089)	(2,267)	3,761
Interest income	3	5	32
Change in fair value of derivatives (gain)/loss	(2,351)	3,358	0
Total assets	$ 671,842	$ 579,451	$ 430,195